Share-based Compensation	12 Months Ended
Dec. 31, 2015
Share-based Compensation [Abstract]
Share-based Compensation
18.	SHARE-BASED COMPENSATION

Share options

On January 25, 2006, the Company adopted the 2006 Employee Share Option Plan (the "2006 Plan") for the granting of share options to employees and nonemployees to reward them for services to the Company and to provide incentives for future service. The share options expire ten years from the date of grant.

On April 1, 2011, the Company adopted the 2011 Employee Share Incentive Plan (the "2011 Plan") for the granting of share options and nonvested shares (see note 18) to employees and nonemployees to reward them for services to the Company and to provide incentives for future service. The share options expire ten years from the date of grant.

Option exercise

The option shall be exercisable by giving notice in writing to the Company stating that the option is exercised and the number of shares in respect of which it is exercised. Any such notice must be accompanied by a remittance for the full amount of the exercise price for the shares in respect of which the notice is given.

Vesting of options

Under the 2006 Plan, the option will vest when the service conditions are met. In addition, according with the 2006 Plan, one of the exit events, described in "Termination of Option" below, shall happen. In accordance with the vesting schedules set out in the 2006 Plan, unless otherwise determined by the CEO of the Company, 1/4 of the options granted will be vested on each anniversary from the date of grant subject to the occurrence of one of the exit events.

Under the 2011 Plan, the Plan administrator (compensation committee) has the authority to determine the schedule for vesting. The vast majority of share options granted under the 2011 Plan shall vest (i) 20 per cent of the aggregate number of options 12 months after the start of vesting period; (ii) 20 per cent of the aggregate number of options 24 months after the start of vesting period; (iii) 30 per cent of the aggregate number of options 36 months after the start of vesting period; and (iv) 30 per cent of the aggregate number of options 48 months after the start of vesting period.

Termination of option

Both under the 2006 and the 2011 Plan, the option may not be exercised until vested. Once vested, the option may be exercised in whole or any part, at any time. However, an option will be forfeited, if the grantee ceases to be an employee.

Furthermore, in accordance with the 2006 Plan, an option will be forfeited, if the grantee ceases to be an employee prior to an exit, then (i) the portion of the option which has been otherwise vested and not exercised, and (ii) the portion of the options which has not been vested, will automatically lapse and expire.

Exit means (i) a listing, (ii) a sale of all or substantially all of the issued share capital of the Company, (iii) a sale by the Company of all or substantially all of its assets, (iv) the passing of an effective resolution or the making of an order of a competent court for the winding up of the Company.

Based on the terms above, the options will not actually vest until one of the exit events happens and the service conditions are met.

Under the 2011 Plan, the Plan administrator (compensation committee) has the authority to terminate the option shall certain events happen.

The fair value of the options granted is estimated on the date of grant using the Black-Scholes or Binomial-Model option-pricing model with the following assumptions used.

	Year ended December 31,
	2013	2014	2015
Risk-free interest rate	3.40% - 4.02%	3.96%~4.61%	3.11%~3.60%
Expected life (years)	6.35	5.85~6.35	5.75~6.35
Volatility	46.04% - 46.68%	44.28%~46.02%	40.87%~43.96%
Dividend yield	-	-	-

(1)	Volatility

The volatility of the underlying ordinary shares during the life of the options was estimated based on the historical share price volatility of comparable companies over a period comparable to the expected term of the options.

(2)	Risk-free interest rate

Risk-free interest rate was estimated based on the yield to maturity of China international government bonds with a maturity period close to the expected term of the options.

(3)	Expected term

For the options granted to employees, as the Group did not have sufficient historical share option exercise experience, it estimated the expected term average based on a consideration of factors including contractual term and vesting period.

(4)	Dividend yield

The dividend yield was estimated by the Group based on its expected dividend policy over the expected term of the options.

The following table summarizes the option activity for the year ended December 31, 2015:

		Weighted average	Weighted average	Aggregate
		exercise price	remaining contractual	intrinsic value
	Number of options	per option	life (Years)	(in thousands)

Outstanding at December 31, 2014	9,183,990	$10.57	6.61	257,557
Granted	283,750	30.45
Exercised	(2,283,226)	8.37
Expired	(31,034)	34.57
Forfeited	(875,161)	20.67

Outstanding at December 31, 2015	6,278,319	10.75	5.71	238,374

Vested and exercisable at December 31, 2015	5,090,994	8.19	5.28	206,201

Vested and expect to vest at December 31, 2015	16,098,820	8.04	5.28	653,245

The weighted-average grant-date fair value per option granted for the years ended December 31, 2013, 2014 and 2015 was$13.19, $32.61 and $18.29, respectively.

The total intrinsic value of options exercised for the years ended December 31, 2013, 2014 and 2015 was $138,364, $98,112 and $64,732, respectively. The intrinsic value is calculated as the difference between the market value on the date of exercise and the exercise price of the shares.

The Group recognized $21,921, $16,702 and $34,291 share-based compensation expense for the years ended December 31, 2013, 2014 and 2015, respectively. Certain subsidiaries and VIE’s subsidiaries also have equity incentive plans.

As of December 31, 2015, there was $6,678 unrecognized share-based compensation expense relating to share options. The expense is expected to be recognized over a weighted-average remaining vesting period of 0.36 years.

Nonvested shares

On January 19, 2006, the Company's shareholder, Young Vision, the Series A shareholder and certain other parties entered into the Share Incentive Agreement, pursuant to which, Young Vision allocated a total of 18,086,101 ordinary shares of the Company to an equity incentive pool designed to award employees and consultants of the Group in accordance with the Employee Share Vesting Scheme (the "2006 Share Plan"), of which 9,951,000 shares were granted before January 1, 2008. In addition, in January 2010, the Company issued 3,517,544 nonvested shares in connection with certain 2009 acquisitions.

In February 2011, Young Vision transferred 11,826,000 and 5,550,654 ordinary shares in the equity incentive pool to Sino Honor Limited ("Sino Honor") and Strengthen Goal Limited ("Strengthen Goal"), which are also companies owned by the Company's director and employee, respectively.

The nonvested shares granted or vested in accordance with the 2006 Share Plan will, be held by Young Vision, Sino Honor and Strengthen Goal, and all rights (including without limitation, the voting rights and the right to receive the share certificates) attached to such shares will be exercised byYoung Vision, Sino Honor and Strengthen Goal at their sole and absolute discretion, except that the grantee shall have the right to all the monetary benefits deriving from the shares vested when the shares are disposed of in accordance with the 2006 Share Plan. Since the unvested nonvested shares are entitled to the same rights (including nonforfeitable dividend rights) and obligations as ordinary shares, these shares are considered participating securities.

The nonvested shares granted under the 2006 Share Plan shall vest (i) 15 per cent of the aggregate number of shares 12 months after the start of vesting period; (ii) 20 per cent of the aggregate number of shares 24 months after the start of vesting period; (iii) 30 per cent of the aggregate number of shares so granted 36 months after the start of vesting period; and (iv) 35 per cent of the aggregate number of Shares 48 months after the start of vesting period.

However, all nonvested shares to any grantee shall also be subject to the Company's rights to repurchase at an aggregate repurchase price of RMB1.00, if the grantee terminated his/her employment with the Group: (a) in all, on or before the second anniversary of the start of vesting period; (b) 50% of otherwise vested nonvested shares, after the second anniversary but before the fourth anniversary of the start of vesting period; or (c) no shares, after the fourth anniversary of the start of vesting period.

Under the 2011 Plan, the nonvested shares granted shall vest based on service, or any other criteria selected by the Compensation Committee. If the grantee terminated his/her service ("Termination of Service") with the Group, the Group shall have the right to repurchase the unvested nonvested shares.

Termination of Service means (i) As to a consultant, the time when she/he is terminated for any reason, (ii) As to a non-employee director, the time when non-employee director ceases to be a director for any reason, (iii) As to an employee, the time when the employee-employer relationship is terminated for any reason. However, all terminations shall exclude simultaneously commences or remains in employment or service with the Company, any subsidiaries or VIEs and VIEs' subsidiaries in others way.

The following table summarizes information regarding the nonvested shares granted:

		Weighted average
		fair value per
	Number of	nonvested share
	nonvested shares	at the grant date

Outstanding at December 31, 2014	8,544,115	$26.85
Granted	3,779,124	39.57
Vested	(3,568,506)	19.31
Forfeited	(1,868,350)	35.57

Outstanding at December 31, 2015	6,886,383	35.34

Vested and to be transferred to grantees at December 31, 2015	25,071,827

Vested and expect to vest at December 31, 2015	33,615,942

Included in the nonvested shares granted during 2013, there were 1,000,000 nonvested shares granted to the two co-founders of the Company to reward them for their outstanding performance in the past years. These nonvested shares vested immediately and the Company recognized $57,027 share based compensation expense as a result of such grant for the year ended December 31, 2013.

The fair value of the nonvested shares was determined by the closing sales price of the shares as quoted on the principal exchange or system. The total fair value of the nonvested shares vested for the years ended December 31, 2013, 2014 and 2015 was $70,980, $39,476 and $68,913, respectively.

The Group recognized $99,166, $77,364 and $99,006 share based compensation expense for the years ended December 31, 2013, 2014 and 2015 respectively.

As of December 31, 2015, total unrecognized compensation expense relating to the nonvested shares was $108,550. The expense is expected to be recognized over a weighted average period of 2.46 years using the graded vesting attribution method.